CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common units outstanding	28,364,048	28,665,121
General Partners, units outstanding	622,296	622,296